Financial Instruments - Fair Value and Financial Risk management - Reconciliation of Level 3 Fair Values (Details) - Level 3 $ in Thousands	12 Months Ended
Jun. 30, 2024 USD ($)
Disclosure of fair value measurement of liabilities [line items]
Opening balance as of July 1, 2023	$ 32
Fair value changes recognised as unrealised gain in profit or loss	(5)
Closing balance as of June 30, 2024	27
Derivative Liabilities, Promissory Note
Disclosure of fair value measurement of liabilities [line items]
Additions	5,616
Fair value changes recognised in profit or loss	(4,925)
Derivative Liabilities, Convertible Notes and Senior Convertible Notes
Disclosure of fair value measurement of liabilities [line items]
Conversion to Issued Capital upon consummation of the Capital Reorganisation - Embedded derivatives associated with Convertible Notes 3,4 and 5 and Senior Convertible Notes	(170,986)
Derivative Liabilities, Senior Convertible Notes
Disclosure of fair value measurement of liabilities [line items]
Additions	288
Fair value changes recognised in profit or loss	2,334
Derivative Liabilities, Convertible Notes
Disclosure of fair value measurement of liabilities [line items]
Fair value changes recognised in profit or loss	168,042
Financial liabilities at amortised cost, category
Disclosure of fair value measurement of liabilities [line items]
Closing balance as of June 30, 2024	561
Financial liabilities at amortised cost, category | Derivative Liabilities, Promissory Note
Disclosure of fair value measurement of liabilities [line items]
Opening balance as of July 1, 2023	0
Closing balance as of June 30, 2024	561
Financial liabilities at amortised cost, category | Derivative Liabilities, Convertible Notes and Senior Convertible Notes
Disclosure of fair value measurement of liabilities [line items]
Opening balance as of July 1, 2023	192
Closing balance as of June 30, 2024	$ 0